Supplement to the currently effective Statement of Additional Information of each of the listed funds/portfolios:

--------------------------------------------------------------------------------

Cash Management Fund Institutional
Cash Reserve Fund, Inc.
    Prime Series
Cash Reserve Fund Institutional
NY Tax Free Money Fund
Tax Free Money Fund Investment
DWS Capital Growth Fund
DWS Climate Change Fund
DWS Commodity Securities Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS EAFE(R) Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced S&P 500 Index Fund
DWS Equity 500 Index Fund
DWS Equity Income Fund
DWS Equity Partners Fund
DWS Europe Equity Fund
DWS Floating Rate Plus Fund
DWS Global Bond Fund
DWS Global Opportunities Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Plus Fund
DWS High Yield Tax Free Fund
DWS Inflation Protected Plus Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Select Equity Fund
DWS International Value Opportunities Fund
DWS Investments VIT Funds
    DWS Equity 500 Index VIP
    DWS RREEF Real Estate Securities VIP
    DWS Small Cap Index VIP
DWS Japan Equity Fund
DWS Large Company Growth Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Lifecycle Long Range Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Micro Cap Fund
DWS Mid Cap Growth Fund
DWS Money Market Series
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS U.S. Bond Index Fund
DWS Value Builder Fund
DWS Variable Series I
    DWS Bond VIP
    DWS Capital Growth VIP
    DWS Global Opportunities VIP
    DWS Growth & Income VIP
    DWS Health Care VIP
    DWS International VIP


At present, substantially all DWS mutual funds are overseen by one of two boards of trustees/directors (the "Boards"). Each Board, including the Board that oversees your Fund (the "New York Board"), has determined that the formation of a single consolidated Board overseeing substantially all DWS mutual funds is in the best interests of the Funds and their shareholders. In this connection, each Board has approved a plan outlining the process for implementing the consolidation of the New York Board with the other primary DWS mutual fund board (the "Chicago Board"). (The geographic references in the preceding sentences merely indicate where each Board historically held most of its meetings.)

The consolidation of the two Boards is expected to take effect on or about April 1, 2008 (the "Consolidation Date"). To accomplish the consolidation, the New York Board will nominate and elect four individuals (John W. Ballantine, Paul K. Freeman, William McClayton and Robert H. Wadsworth) who currently serve on the Chicago Board to the Board of your Fund and each other fund overseen by the New York Board. Information regarding these four individuals is set forth below. In addition, the Chicago Board has determined to nominate and recommend that shareholders of each fund overseen by that Board elect eight members of your Fund's Board (Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth
C. Froewiss, Richard J. Herring, Rebecca W. Rimel, William N. Searcy, Jr. and Jean Gleason Stromberg). As a result, as of the Consolidation Date, it is expected that the four Chicago Board members and eight New York Board members named above (each of whom will be an Independent Board Member), together with Axel Schwarzer, CEO of DWS Scudder, will constitute the Board of each DWS Scudder mutual fund (134 funds), including your Fund.

To facilitate the Board consolidation, three members of the New York Board (Martin J. Gruber, Graham E. Jones and Carl W. Vogt) have agreed to resign as of the Consolidation Date, which is prior to their normal retirement dates. Independent Board Members of the New York Board do not receive benefits under any pension or retirement plan. However, the New York Board has determined that it would be appropriate to provide those three Independent Board Members who agreed to resign prior to the Board's normal retirement date with a retirement agreement, the terms of which include a one-time benefit. As DIMA, the Funds' investment adviser, will also benefit from the administrative efficiencies of a consolidated Board, DIMA has agreed to reimburse the Funds for the full cost of this one-time benefit (which for each retiring Independent Board Member will equal his annual compensation immediately preceding the Consolidation Date multiplied by the lesser of (i) two; or (ii) the number of years (or portion thereof) from the Consolidation Date to his normal retirement date). As consideration for this benefit, each retiring Independent Board Member has agreed not to serve on the board of another mutual fund without prior consent for a specified period. In addition, pursuant to an agreement between each retiring Independent Board Member, the New York Funds and DIMA, each retiring Independent Board Member has received certain assurances regarding continuation of insurance and indemnification rights.

Following the Consolidation Date, it is expected that the consolidated Board will implement certain changes to the Fund's current committee structure and other governance practices, including the appointment of new committee chairs and members. Additional information regarding these changes will be set forth in the Fund's statement of additional information upon implementation.

                                                                                                      Position with
                                                                                                      the DWS Funds
                                                Business Experience and Directorships                 and Length of
     Name and Year of Birth                            During the Past 5 Years                         Time Served
---------------------------------- ---------------------------------------------------------------- ------------------
Chicago Board Members to be
   Elected to New York Board
---------------------------------- ---------------------------------------------------------------- ------------------
John W. Ballantine (1946)          Retired; formerly, Executive Vice President and Chief Risk       Chicago Board
                                   Management Officer, First Chicago NBD Corporation/The First      Member since
                                   National Bank of Chicago (1996-1998); Executive Vice President   1999.
                                   and Head of International Banking (1995-1996).
                                   Directorships:  Healthways Inc. (provider of disease and care management services); Portland General Electric (utility
                                   company); Stockwell Capital Investments PLC (private equity).
                                   Former Directorships: First Oak Brook Bancshares, Inc. and Oak
                                   Brook Bank
---------------------------------- ---------------------------------------------------------------- ------------------
Paul K. Freeman (1950)             Consultant, World Bank/Inter-American Development Bank;          Chicago Board
                                   formerly, Project Leader, International Institute for Applied    Member since
                                   Systems Analysis (1998-2001); Chief Executive Officer, The       2002,
                                   Eric Group, Inc. (environmental insurance) (1986-1998).          Chairperson
                                   Formerly, Trustee of funds managed by DIMA or its affiliates     since 2007.
                                   (1993-2002).
---------------------------------- ---------------------------------------------------------------- ------------------
William McClayton (1944)           Chief Administrative Officer, Diamond Management & Technology    Chicago Board
                                   Consultants, Inc. (global management consulting firm)            Member since
                                   (2001-present); formerly, Senior Partner, Arthur Andersen LLP    2004.
                                   (accounting) (1966-2001).  Directorships: Board of Managers,
                                   YMCA of Metropolitan Chicago; formerly, Trustee, Ravinia
                                   Festival.
---------------------------------- ---------------------------------------------------------------- ------------------
Robert H. Wadsworth (1940)         President, Robert H. Wadsworth & Associates, Inc. (consulting    Chicago Board
                                   firm) (1983 to present).  Formerly, Trustee of funds managed     Member since
                                   by DIMA or its affiliates (1999-2004).                           2004.
---------------------------------- ---------------------------------------------------------------- ------------------













                            Please Retain This Supplement for Future Reference


November 26, 2007